SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jul. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average, exercise price, beginning	$ 22.40
Weighted average, exercise price, issued		$ 20.80
Weighted average, exercise price, ending		$ 22.40
Warrants outstanding, exercisable		88,336
Weighted average, exercise price, exercisable		$ 22.40
Weighted average remaining life in years, Exercisable		3 years 10 months 24 days
Intrinsic value, exercisable ending		$ 211,200
Weighted average, exercise price, exercised		$ 20.60
Weighted average, exercise price, expired
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock option, beginning	6,000
Weighted average, exercise price, beginning	$ 10.40
Weighted average remaining life in years				4 years
Intrinsic value, beginning	$ 1,800
Number of options issued		6,000
Weighted average, exercise price, issued		$ 10.40
Intrinsic value, issued		$ 1,800
Number of stock option, beginning	6,000	6,000
Weighted average, exercise price, ending	$ 10.40	$ 10.40
Weighted average remaining life in years	4 years	4 years 9 months 18 days
Intrinsic value, ending		$ 1,800
Warrants outstanding, exercisable	5,250	4,500
Weighted average, exercise price, exercisable	$ 10.40	$ 10.40
Weighted average remaining life in years, Exercisable	4 years	4 years 9 months 18 days
Intrinsic value, exercisable ending		$ 1,350
Weighted average remaining life in years		4 years 9 months 18 days
Number of options exercised
Weighted average, exercise price, exercised
Number of options cancelled
Weighted average, exercise price, expired
Number of options, expired